HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5244 - PremierSolutions Standard (Series II)

Supplement dated July 7, 2011 to your Prospectus

SUB-ADVISER CHANGE

CALVERT LARGE CAP GROWTH FUND – CLASS A

Effective May 2, 2011, the Board of Calvert Large Cap Growth Fund named Atlanta Capital Management Company, LLC sub-adviser of Calvert Large Cap Growth Fund.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR
FUTURE REFERENCE.